17010490

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

APR 26 2017

Washington, DC 20549

CERT NAS
File No. 001-33434

Electronic Mail Only

April 26, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 26, 2017 The Nasdaq Stock Market (the "Exchange") received from Credit Suisse AG (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Credit Suisse X-Links Crude Oil Shares Covered Call ETNs due April 24, 2037

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery